Operating and Finance Leases	3 Months Ended
Mar. 31, 2020
Lease Liability [Abstract]
Operating and Finance Leases

NOTE 8 - Operating and Finance Leases

A.	Lease term and discount rate:

As of March 31, 2020 and December 31, 2019, the weighted-average remaining lease term (in years) and discount rate related to the leases were as follows:

	March 31, 2020	December 31, 2019
	(Unaudited)
Weighted-average remaining lease term
Operating lease	0.39 Year	0.64 Year
Finance lease	4.60 Years	4.85 Years
Weighted-average discount rate
Operating lease	6.00%	6.00%
Finance lease	3.82%	3.82%

B.	The balances for the operating and finance leases are presented as follows within the consolidated balance sheets as of March 31, 2020 and December 31, 2019:

Operating Leases

	March 31, 2020	December 31, 2019
	(Unaudited)
Right-of-use assets	$210,130	$302,602
Lease liability - current	$256,168	$322,430

Finance Leases

	March 31, 2020	December 31, 2019
	(Unaudited)
Property and equipment, at cost	$56,770	$56,770
Accumulated depreciation	(4,659)	(1,569)
Property and equipment, net	$52,111	$55,201

Lease liability - current	$9,932	$9,949
Lease liability – non-current	42,173	45,199
Total finance lease liabilities	$52,105	$55,148

The components of expense and income within the statement of operations and comprehensive loss:

Operating Leases

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Lease expense	$111,997	$115,709	$479,389
Sublease rental income	(2,754)	-	(9,173)
Net lease expense	$109,243	$115,709	$470,216

Finance Leases

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019
	(Unaudited)	(Unaudited)
Amortization of right-of-use	$3,090	$-	$1,569
Interest on lease liabilities	516	-	348
Total finance lease cost	$3,606	$-	$1,917

Supplemental cash flow information related to leases:

	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019
Cash paid for amounts included in the measurement of lease liabilities:	(Unaudited)	(Unaudited)
Operating cash outflows from operating leases	$65,420	$39,871	$439,271
Operating cash outflows from finance lease	$2,952	$-	$348
Financing cash outflows from finance lease	$516	$-	$1,622
Leased assets obtained in exchange for lease liabilities:
Operating leases	$15,441	$722,423	$722,423
Finance lease	$-	$-	$56,770

Maturity of lease liabilities:

Operating Leases

As of March 31, 2020:

	Related Party	Others	Total
	(Unaudited)	(Unaudited)	(Unaudited)
April 1, 2020 – March 31, 2021	$11,571	$248,640	$260,211
Total lease payments	$11,571	$248,640	$260,211
Less: Imputed interest	(115)	(3,928)	(4,043)
Present value of lease liabilities	$11,456	$244,712	$256,168
Current portion	11,456	244,712	256,168
Non-current portion	$-	$-	$-

As of December 31, 2019:

	Related Party	Others	Total
January 1, 2020 – December 31, 2020	$23,029	$307,028	$330,057
Total lease payments	$23,029	$307,028	$330,057
Less: Imputed interest	(397)	(7,230)	(7,627)
Present value of lease liabilities	$22,632	$299,798	$322,430
Current portion	(22,632)	(299,798)	(322,430)
Non-current portion	$-	$-	$-

Finance Leases

As of March 31, 2020:

	Related Party	Others	Total
	(Unaudited)	(Unaudited)	(Unaudited)
April 1, 2020 – March 31, 2021	$-	$11,750	$11,750
April 1, 2021 – March 31, 2022	-	11,750	11,750
April 1, 2022 – March 31, 2023	-	11,750	11,750
April 1, 2023 – March 31, 2024	-	11,750	11,750
April 1, 2024 – March 31, 2025	-	10,160	10,160
Total lease payments	$-	$57,160	$57,160
Less: Imputed interest	-	(5,055)	(5,055)
Present value of lease liabilities	$-	$52,105	$52,105
Current portion	-	(9,932)	(9,932)
Non-current portion	$-	$42,173	$42,173

As of December 31, 2019:

	Related Party	Others	Total
January 1, 2020 – December 31, 2020	$-	$11,883	$11,883
January 1, 2021 – December 31, 2021	-	11,883	11,883
January 1, 2022 – December 31, 2022	-	11,883	11,883
January 1, 2023 – December 31, 2023	-	11,883	11,883
January 1, 2024 – December 31, 2024	-	13,246	13,246
Total lease payments	$-	$60,778	$60,778
Less: Imputed interest	-	(5,630)	(5,630)
Present value of lease liabilities	$-	$55,148	$55,148
Current portion	-	(9,949)	(9,949)
Non-current portion	$-	$45,199	$45,199